CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating result	$ (397,270)	$ 95,123
Adjustments for non-cash items
Amortization of intangible assets	389	492
Depreciation of property, plant and equipment	2,671	2,471
Provisions for employee benefits	137	71
Expense recognized in respect of share-based payments	76,634	92,055
Fair value gains on financial assets at fair value through profit or loss	(4,256)	(11,152)
Adjustments for non-cash items	(321,695)	179,060
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	(71,152)	(4,101)
(Increase)/decrease in inventories	(26,636)	(34,022)
(Increase)/decrease in other current assets	(25,119)	(34,435)
Increase/(decrease) in trade and other payables	(33,251)	78,367
Increase/(decrease) in deferred revenue - current		(46,327)
Movements in non-current assets/liabilities
(Increase)/decrease in other non-current assets	(7,244)	(80,703)
Increase/(decrease) in deferred revenue - non-current		(269,039)
Cash flows (used in)/from operating activities	(485,097)	(211,200)
Interest paid	(505)	(420)
Income taxes paid	(8,911)	(13,449)
NET CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES	(494,513)	(225,069)
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of intangible assets		(121,047)
Purchase of property, plant and equipment	(183)	(2,389)
(Increase)/decrease in financial assets - current	(234,244)	(370,335)
Interest received	2,082	1,449
Net cash flows (used in) / from investing activities	(232,345)	(492,322)
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Principal elements of lease payments	(2,224)	(1,804)
Proceeds from issue of new shares, gross amount	760,954	1,091,264
Issue costs paid	(843)	(528)
Exchange gain from currency conversion on proceeds from issue of new shares	410	966
Proceeds from exercise of stock options	49,979	13,429
Net cash flows from/used in (-) financing activities	808,276	1,103,327
Increase/decrease (-) in cash and cash equivalents	81,418	385,936
Cash and cash equivalents at the beginning of the period	1,334,676	1,216,803
Exchange gains/(losses) on cash & cash equivalents	(48,806)	(20,846)
Cash and cash equivalents at the end of the period	$ 1,367,288	$ 1,581,893